UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2012 (Unaudited)

DWS High Income Fund
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 88.2%
Consumer Discretionary 18.8%
AMC Entertainment, Inc., 8.75%, 6/1/2019		5,685,000	6,097,162
AMC Networks, Inc., 144A, 7.75%, 7/15/2021 (b)		720,000	793,800
American Achievement Corp., 144A, 10.875%, 4/15/2016 (b)		2,045,000	1,487,738
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		3,990,000	4,129,650
8.375%, 11/15/2020		3,510,000	3,825,900
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		3,990,000	4,279,275
144A, 8.25%, 1/15/2019		4,130,000	4,429,425
9.625%, 3/15/2018		2,120,000	2,321,400
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		1,125,000	992,813
Block Communications, Inc., 144A, 7.25%, 2/1/2020 (b)		3,469,000	3,521,035
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018 (b)		3,950,000	4,127,750
Cablevision Systems Corp.:
7.75%, 4/15/2018		520,000	553,800
8.0%, 4/15/2020		520,000	561,600
Caesar's Entertainment Operating Co., Inc.:
144A, 8.5%, 2/15/2020 (b)		6,905,000	6,956,787
10.0%, 12/15/2018 (b)		3,435,000	2,348,681
11.25%, 6/1/2017		6,710,000	7,322,287
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		1,935,000	1,983,375
CCO Holdings LLC:
6.5%, 4/30/2021 (b)		4,730,000	5,037,450
6.625%, 1/31/2022 (b)		4,060,000	4,344,200
7.0%, 1/15/2019		6,185,000	6,679,800
7.25%, 10/30/2017 (b)		4,005,000	4,365,450
7.375%, 6/1/2020		490,000	538,388
7.875%, 4/30/2018 (b)		1,800,000	1,957,500
8.125%, 4/30/2020 (b)		1,200,000	1,338,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		13,820,000	14,891,050
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020 (b)		1,300,000	1,355,250
Clear Channel Communications, Inc., 9.0%, 3/1/2021		1,090,000	948,300
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020 (b)		11,445,000	11,167,687
Series A, 9.25%, 12/15/2017		775,000	842,813
Series B, 9.25%, 12/15/2017		1,150,000	1,253,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		2,370,000	2,559,600
CSC Holdings LLC, 144A, 6.75%, 11/15/2021		12,600,000	13,419,000
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		2,235,000	2,106,487
DineEquity, Inc., 9.5%, 10/30/2018		4,775,000	5,228,625
DISH DBS Corp.:
6.75%, 6/1/2021		4,420,000	4,773,600
7.125%, 2/1/2016		1,820,000	1,997,450
7.875%, 9/1/2019 (b)		4,165,000	4,800,162
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 *		3,640,000	2,275
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		3,395,000	3,441,681
Harron Communications LP, 144A, 9.125%, 4/1/2020		2,550,000	2,639,250
Hertz Corp.:
6.75%, 4/15/2019 (b)		685,000	712,400
144A, 6.75%, 4/15/2019		1,995,000	2,074,800
7.5%, 10/15/2018		6,940,000	7,443,150
Lear Corp., 8.125%, 3/15/2020		1,880,000	2,105,600
Levi Strauss & Co., 7.625%, 5/15/2020 (b)		2,080,000	2,210,000
Libbey Glass, Inc., 144A, 6.875%, 5/15/2020		1,165,000	1,197,038
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		4,480,000	4,905,600
Mediacom LLC:
7.25%, 2/15/2022 (b)		995,000	1,012,413
9.125%, 8/15/2019		1,745,000	1,915,138
MGM Resorts International:
7.5%, 6/1/2016 (b)		1,575,000	1,630,125
7.625%, 1/15/2017 (b)		4,480,000	4,625,600
144A, 8.625%, 2/1/2019 (b)		7,695,000	8,233,650
9.0%, 3/15/2020 (b)		1,315,000	1,459,650
10.0%, 11/1/2016 (b)		1,795,000	1,987,963
11.125%, 11/15/2017		1,785,000	2,003,663
Michaels Stores, Inc., 13.0%, 11/1/2016		811,000	868,792
National CineMedia LLC:
144A, 6.0%, 4/15/2022 (b)		1,955,000	1,989,213
7.875%, 7/15/2021		2,015,000	2,135,900
Norcraft Companies LP, 10.5%, 12/15/2015 (b)		8,730,000	8,642,700
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		3,315,000	3,464,175
Penske Automotive Group, Inc., 7.75%, 12/15/2016		5,985,000	6,209,437
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018 (b)		2,515,000	2,747,637
Regal Entertainment Group, 9.125%, 8/15/2018 (b)		1,400,000	1,540,000
Sabre Holdings Corp., 8.35%, 3/15/2016		2,560,000	2,419,200
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		1,420,000	1,547,800
144A, 7.804%, 10/1/2020		3,255,000	3,227,691
Sonic Automotive, Inc.:
144A, 7.0%, 7/15/2022 (c)		945,000	978,075
Series B, 9.0%, 3/15/2018 (b)		4,530,000	4,926,375
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		1,510,000	1,494,900
Travelport LLC:
5.092% **, 9/1/2014		2,640,000	1,683,000
9.0%, 3/1/2016 (b)		605,000	423,500
UCI International, Inc., 8.625%, 2/15/2019		930,000	935,813
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	6,670,000	9,179,457
Unitymedia Hessen GmbH & Co., KG:
144A, 7.5%, 3/15/2019	EUR	5,805,000	6,665,538
144A, 8.125%, 12/1/2017	EUR	10,510,000	11,747,575
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		480,000	494,400
144A, 7.875%, 11/1/2020		1,065,000	1,139,550
144A, 8.5%, 5/15/2021 (b)		1,690,000	1,702,675
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	12,170,000	15,940,165
144A, 9.75%, 4/15/2018	EUR	5,065,000	6,874,461
Visant Corp., 10.0%, 10/1/2017 (b)		3,535,000	3,508,487
Visteon Corp., 6.75%, 4/15/2019		3,545,000	3,447,512
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		2,805,000	2,980,312

			303,851,126
Consumer Staples 2.8%
Alliance One International, Inc., 10.0%, 7/15/2016		1,145,000	1,147,862
B&G Foods, Inc., 7.625%, 1/15/2018		1,805,000	1,940,375
Central Garden & Pet Co., 8.25%, 3/1/2018		875,000	877,188
Darling International, Inc., 8.5%, 12/15/2018		3,515,000	3,945,587
Del Monte Corp., 7.625%, 2/15/2019 (b)		3,305,000	3,333,919
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		1,030,000	1,075,063
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		4,250,000	3,740,000
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		1,450,000	1,410,125
Michael Foods Group, Inc., 9.75%, 7/15/2018		3,240,000	3,555,900
NBTY, Inc., 9.0%, 10/1/2018 (b)		1,515,000	1,674,075
Pilgrim's Pride Corp., 7.875%, 12/15/2018 (b)		2,605,000	2,640,819
Smithfield Foods, Inc., 7.75%, 7/1/2017		8,015,000	8,866,594
SUPERVALU, Inc., 8.0%, 5/1/2016 (b)		1,650,000	1,670,625
Tops Holding Corp., 10.125%, 10/15/2015		2,815,000	2,990,937
TreeHouse Foods, Inc., 7.75%, 3/1/2018		2,280,000	2,470,950
U.S. Foods, Inc., 144A, 8.5%, 6/30/2019 (b)		3,350,000	3,400,250

			44,740,269
Energy 12.6%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019 (b)		2,870,000	2,446,675
Arch Coal, Inc.:
7.0%, 6/15/2019 (b)		950,000	802,750
7.25%, 10/1/2020		855,000	722,475
7.25%, 6/15/2021 (b)		1,525,000	1,277,188
Berry Petroleum Co., 6.75%, 11/1/2020		200,000	209,000
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		1,760,000	1,861,200
Chaparral Energy, Inc., 8.25%, 9/1/2021		3,260,000	3,447,450
Chesapeake Energy Corp.:
6.125%, 2/15/2021 (b)		2,090,000	2,022,075
6.875%, 11/15/2020 (b)		5,505,000	5,422,425
Chesapeake Midstream Partners LP, 6.125%, 7/15/2022		2,970,000	2,910,600
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		1,380,000	1,242,000
Cimarex Energy Co., 5.875%, 5/1/2022		1,945,000	2,020,369
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		4,500,000	5,051,250
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		1,140,000	1,179,900
8.5%, 12/15/2019 (b)		1,140,000	1,182,750
CONSOL Energy, Inc.:
6.375%, 3/1/2021		715,000	672,100
8.0%, 4/1/2017		2,395,000	2,484,813
8.25%, 4/1/2020 (b)		1,480,000	1,554,000
Continental Resources, Inc.:
7.125%, 4/1/2021		1,335,000	1,488,525
7.375%, 10/1/2020 (b)		1,560,000	1,739,400
8.25%, 10/1/2019 (b)		855,000	955,463
Crestwood Midstream Partners LP, 7.75%, 4/1/2019		7,530,000	7,473,525
Crosstex Energy LP:
144A, 7.125%, 6/1/2022		925,000	911,125
8.875%, 2/15/2018 (b)		2,765,000	2,920,531
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		3,345,000	3,470,437
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019 (b)		4,445,000	4,433,887
EP Energy LLC:
144A, 6.875%, 5/1/2019 (b)		3,085,000	3,223,825
144A, 9.375%, 5/1/2020 (b)		1,415,000	1,466,294
EV Energy Partners LP, 8.0%, 4/15/2019		7,815,000	7,756,387
Forest Oil Corp., 7.25%, 6/15/2019		5,255,000	4,821,462
Frontier Oil Corp., 6.875%, 11/15/2018		240,000	249,600
Genesis Energy LP, 7.875%, 12/15/2018		1,268,000	1,299,700
Global Geophysical Services, Inc., 10.5%, 5/1/2017		5,975,000	5,691,187
Halcon Resources Corp., 144A, 9.75%, 7/15/2020 (c)		8,665,000	8,816,637
Holly Energy Partners LP:
144A, 6.5%, 3/1/2020 (b)		990,000	997,425
8.25%, 3/15/2018		2,670,000	2,830,200
HollyFrontier Corp., 9.875%, 6/15/2017		4,250,000	4,675,000
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		1,500,000	1,545,000
Linn Energy LLC:
144A, 6.25%, 11/1/2019		6,880,000	6,742,400
144A, 6.5%, 5/15/2019		3,095,000	3,064,050
Magnum Hunter Resources Corp., 144A, 9.75%, 5/15/2020		1,510,000	1,464,700
MEG Energy Corp., 144A, 6.5%, 3/15/2021		1,880,000	1,919,950
Murray Energy Corp., 144A, 10.25%, 10/15/2015		3,545,000	3,110,738
Newfield Exploration Co., 7.125%, 5/15/2018		2,280,000	2,413,950
Northern Oil & Gas, Inc., 144A, 8.0%, 6/1/2020		4,880,000	4,855,600
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		3,540,000	3,504,600
7.25%, 2/1/2019		5,875,000	6,021,875
Offshore Group Investments Ltd.:
11.5%, 8/1/2015 (b)		2,355,000	2,555,175
144A, 11.5%, 8/1/2015		420,000	455,700
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		1,365,000	1,358,175
144A, 6.25%, 11/15/2021 (b)		1,575,000	1,559,250
Plains Exploration & Production Co.:
6.125%, 6/15/2019		2,100,000	2,110,500
6.75%, 2/1/2022		7,105,000	7,247,100
7.625%, 6/1/2018		2,695,000	2,863,438
Quicksilver Resources, Inc., 11.75%, 1/1/2016		3,095,000	3,013,756
Range Resources Corp., 5.0%, 8/15/2022		5,000,000	4,937,500
Regency Energy Partners LP:
6.875%, 12/1/2018		1,600,000	1,684,000
9.375%, 6/1/2016		3,754,000	4,129,400
SandRidge Energy, Inc., 7.5%, 3/15/2021		2,070,000	2,044,125
SESI LLC:
6.375%, 5/1/2019		1,925,000	2,016,438
144A, 7.125%, 12/15/2021 (b)		6,355,000	6,911,062
Swift Energy Co., 7.875%, 3/1/2022		4,110,000	4,130,550
Venoco, Inc., 8.875%, 2/15/2019		4,695,000	4,272,450
WPX Energy, Inc.:
5.25%, 1/15/2017 (b)		9,110,000	9,223,875
6.0%, 1/15/2022 (b)		6,660,000	6,626,700

			203,511,687
Financials 15.5%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		4,975,000	4,402,875
AerCap Aviation Solutions BV, 144A, 6.375%, 5/30/2017 (b)		4,210,000	4,231,050
Ally Financial, Inc.:
4.625%, 6/26/2015		8,255,000	8,306,140
5.5%, 2/15/2017		3,490,000	3,544,936
8.0%, 3/15/2020 (b)		2,990,000	3,438,500
8.0%, 11/1/2031		2,990,000	3,505,775
Alrosa Finance SA, 144A, 8.875%, 11/17/2014 (b)		3,260,000	3,598,225
AmeriGas Finance LLC:
6.75%, 5/20/2020		990,000	1,009,800
7.0%, 5/20/2022		990,000	1,019,700
Antero Resources Finance Corp.:
7.25%, 8/1/2019		2,410,000	2,494,350
9.375%, 12/1/2017		3,270,000	3,613,350
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022 (c)		3,000,000	3,056,250
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		3,971,840	4,110,854
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		4,430,000	4,784,400
CIT Group, Inc.:
5.0%, 5/15/2017		2,950,000	3,038,500
5.25%, 3/15/2018		5,095,000	5,260,587
144A, 7.0%, 5/2/2017		5,180,877	5,190,592
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		2,050,000	1,445,250
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		3,340,000	3,674,000
E*TRADE Financial Corp.:
6.75%, 6/1/2016		6,070,000	6,176,225
7.875%, 12/1/2015		400,000	406,000
12.5%, 11/30/2017		5,370,000	6,155,362
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		1,980,000	2,064,150
144A, 5.875%, 1/31/2022		1,740,000	1,811,775
Hellas Telecommunications Finance SCA, 144A, 8.985% **, 7/15/2015 (PIK) *	EUR	2,522,281	1,915
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		860,000	881,500
8.875%, 2/1/2018 (b)		25,710,000	26,224,200
International Lease Finance Corp.:
Series R, 5.65%, 6/1/2014 (b)		3,060,000	3,136,500
5.75%, 5/15/2016		895,000	908,051
6.25%, 5/15/2019		2,240,000	2,282,000
8.625%, 9/15/2015 (b)		1,885,000	2,082,925
8.625%, 1/15/2022 (b)		2,775,000	3,213,650
8.75%, 3/15/2017		6,150,000	6,903,375
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018 (b)		5,622,000	5,453,340
Level 3 Financing, Inc.:
8.125%, 7/1/2019		5,585,000	5,731,606
8.625%, 7/15/2020 (b)		4,660,000	4,893,000
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		1,670,000	1,674,175
(REIT), 6.875%, 5/1/2021		2,415,000	2,517,638
Nara Cable Funding Ltd., 144A, 8.875%, 12/1/2018		2,185,000	1,879,100
National Money Mart Co., 10.375%, 12/15/2016		6,100,000	6,725,250
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020 (b)		1,480,000	1,542,900
144A, 5.875%, 3/15/2022 (b)		2,470,000	2,581,150
NII Capital Corp., 7.625%, 4/1/2021		3,290,000	2,821,175
Nuveen Investments, Inc., 10.5%, 11/15/2015 (b)		7,950,000	8,069,250
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		3,215,000	3,399,862
9.25%, 4/1/2015		2,680,000	2,753,700
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021 (b)		4,230,000	4,399,200
144A, 7.125%, 4/15/2019		3,240,000	3,393,900
144A, 8.5%, 5/15/2018		3,505,000	3,434,900
144A, 8.5%, 2/15/2021		1,750,000	1,662,500
144A, 9.0%, 4/15/2019 (b)		2,325,000	2,319,188
144A, 9.875%, 8/15/2019		1,195,000	1,239,813
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017	EUR	6,035,000	6,950,532
144A, 8.5%, 2/15/2019 (b)		1,500,000	1,601,250
144A, 8.75%, 2/15/2019	EUR	1,000,000	1,341,429
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	5,000,000	6,280,040
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017 (b)		3,105,000	3,392,213
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020 (b)		1,495,000	1,517,425
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		2,180,000	2,278,100
UR Merger Sub Corp.:
144A, 5.75%, 7/15/2018 (b)		3,460,000	3,598,400
144A, 7.375%, 5/15/2020		5,690,000	5,946,050
144A, 7.625%, 4/15/2022		5,690,000	5,960,275
10.875%, 6/15/2016		1,440,000	1,618,200
Virgin Media Finance PLC, 5.25%, 2/15/2022 (b)		4,150,000	4,243,375
Wind Acquisition Finance SA:
144A, 7.25%, 2/15/2018		3,830,000	3,351,250
144A, 11.75%, 7/15/2017	EUR	2,665,000	2,698,044

			249,240,992
Health Care 3.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019 (b)		4,325,000	4,454,750
HCA Holdings, Inc., 7.75%, 5/15/2021 (b)		4,625,000	4,960,312
HCA, Inc.:
5.875%, 3/15/2022 (b)		2,505,000	2,617,725
6.5%, 2/15/2020		9,615,000	10,420,256
7.5%, 2/15/2022 (b)		7,225,000	7,875,250
9.875%, 2/15/2017		176,000	190,960
Mylan, Inc., 144A, 7.875%, 7/15/2020 (b)		730,000	818,513
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		2,870,000	3,056,550
STHI Holding Corp., 144A, 8.0%, 3/15/2018		2,775,000	2,934,563
Tenet Healthcare Corp., 6.25%, 11/1/2018 (b)		17,245,000	18,236,587
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		3,200,000	3,432,000

			58,997,466
Industrials 6.8%
Accuride Corp., 9.5%, 8/1/2018		3,085,000	3,177,550
Aguila 3 SA, 144A, 7.875%, 1/31/2018		3,955,000	4,073,650
Air Lease Corp., 144A, 5.625%, 4/1/2017		4,155,000	4,092,675
Armored Autogroup, Inc., 144A, 9.5%, 11/1/2018		4,685,000	4,040,813
BakerCorp International, Inc., 144A, 8.25%, 6/1/2019		2,785,000	2,764,113
Belden, Inc.:
7.0%, 3/15/2017		2,840,000	2,925,200
9.25%, 6/15/2019		2,635,000	2,872,150
Bombardier, Inc., 144A, 5.75%, 3/15/2022 (b)		2,900,000	2,889,125
Briggs & Stratton Corp., 6.875%, 12/15/2020		1,545,000	1,653,150
Casella Waste Systems, Inc., 7.75%, 2/15/2019		4,935,000	4,860,975
Cenveo Corp., 8.875%, 2/1/2018 (b)		6,095,000	5,455,025
CHC Helicopter SA, 9.25%, 10/15/2020 (b)		4,450,000	4,349,875
Ducommun, Inc., 9.75%, 7/15/2018		2,795,000	2,941,738
DynCorp International, Inc., 10.375%, 7/1/2017		3,745,000	3,201,975
Florida East Coast Railway Corp., 8.125%, 2/1/2017		1,750,000	1,828,750
Garda World Security Corp., 144A, 9.75%, 3/15/2017		3,020,000	3,193,650
H&E Equipment Services, Inc., 8.375%, 7/15/2016		4,750,000	4,898,437
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		2,400,000	2,502,000
7.125%, 3/15/2021		2,480,000	2,591,600
Interline Brands, Inc., 7.0%, 11/15/2018		2,245,000	2,334,800
Meritor, Inc.:
8.125%, 9/15/2015 (b)		2,385,000	2,513,194
10.625%, 3/15/2018 (b)		2,870,000	3,049,375
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019 (b)		6,000,000	5,130,000
8.875%, 11/1/2017 (b)		1,650,000	1,662,375
144A, 8.875%, 11/1/2017 (c)		2,165,000	2,170,239
Navios South American Logistics, Inc., 9.25%, 4/15/2019		2,415,000	2,221,800
Nortek, Inc., 8.5%, 4/15/2021		5,895,000	5,762,362
Ply Gem Industries, Inc., 13.125%, 7/15/2014		1,230,000	1,245,375
Sitel LLC, 11.5%, 4/1/2018		4,540,000	3,234,750
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020 (b)		1,465,000	1,596,850
7.5%, 10/1/2017 (b)		1,730,000	1,881,375
Titan International, Inc., 7.875%, 10/1/2017		7,215,000	7,431,450
TransDigm, Inc., 7.75%, 12/15/2018		2,820,000	3,094,950
Welltec A/S, 144A, 8.0%, 2/1/2019		2,800,000	2,688,000

			110,329,346
Information Technology 4.0%
Aspect Software, Inc., 10.625%, 5/15/2017		2,655,000	2,814,300
Avaya, Inc., 144A, 7.0%, 4/1/2019		6,630,000	6,149,325
CDW LLC, 8.5%, 4/1/2019 (b)		10,025,000	10,676,625
CommScope, Inc., 144A, 8.25%, 1/15/2019 (b)		3,730,000	3,944,475
eAccess Ltd., 144A, 8.25%, 4/1/2018		2,720,000	2,475,200
Equinix, Inc.:
7.0%, 7/15/2021		1,920,000	2,112,000
8.125%, 3/1/2018		6,820,000	7,553,150
First Data Corp.:
144A, 7.375%, 6/15/2019		2,155,000	2,198,100
144A, 8.875%, 8/15/2020		3,745,000	4,053,962
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		8,650,000	9,255,500
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019 (b)		2,100,000	2,231,250
7.625%, 6/15/2021		1,910,000	2,077,125
MasTec, Inc., 7.625%, 2/1/2017		3,985,000	4,134,437
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		2,020,000	1,959,400
Sensata Technologies BV, 144A, 6.5%, 5/15/2019 (b)		2,415,000	2,493,488
ViaSat, Inc., 144A, 6.875%, 6/15/2020		515,000	520,150

			64,648,487
Materials 10.0%
Aleris International, Inc., 7.625%, 2/15/2018		1,765,000	1,791,475
APERAM:
144A, 7.375%, 4/1/2016		1,770,000	1,522,200
144A, 7.75%, 4/1/2018		2,135,000	1,814,750
Appleton Papers, Inc., 11.25%, 12/15/2015		1,681,000	1,794,468
Berry Plastics Corp.:
9.5%, 5/15/2018		3,000,000	3,195,000
9.75%, 1/15/2021		3,510,000	3,817,125
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	5,230,000	6,221,447
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		2,065,948	2,096,937
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		8,740,000	7,560,100
Clearwater Paper Corp., 7.125%, 11/1/2018		3,025,000	3,191,375
Compass Minerals International, Inc., 8.0%, 6/1/2019		3,305,000	3,540,481
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		11,480,000	11,078,200
144A, 9.875%, 6/15/2015		3,920,000	3,322,200
Exopack Holding Corp., 10.0%, 6/1/2018		1,915,000	1,919,788
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		2,970,000	2,984,850
144A, 6.375%, 2/1/2016 (b)		2,000,000	2,025,000
144A, 6.875%, 4/1/2022 (b)		2,125,000	2,140,937
144A, 7.0%, 11/1/2015 (b)		1,065,000	1,086,300
144A, 8.25%, 11/1/2019 (b)		5,035,000	5,337,100
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		7,287,779	6,740,467
10.0%, 3/31/2015		7,174,400	7,068,936
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		535,000	588,500
9.5%, 6/15/2017		4,355,000	4,790,500
Greif, Inc., 7.75%, 8/1/2019		910,000	1,037,400
Huntsman International LLC:
8.625%, 3/15/2020		580,000	651,050
8.625%, 3/15/2021 (b)		3,870,000	4,363,425
Ineos Finance PLC:
144A, 7.5%, 5/1/2020 (b)		1,520,000	1,531,400
144A, 9.0%, 5/15/2015		835,000	880,925
JMC Steel Group, 144A, 8.25%, 3/15/2018 (b)		2,770,000	2,749,225
Kaiser Aluminum Corp., 144A, 8.25%, 6/1/2020		2,370,000	2,417,400
Koppers, Inc., 7.875%, 12/1/2019 (b)		3,425,000	3,690,437
Kraton Polymers LLC, 6.75%, 3/1/2019		1,960,000	2,043,300
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016 (b)		2,795,000	2,795,000
LyondellBasell Industries NV, 144A, 5.0%, 4/15/2019		3,020,000	3,167,225
Molycorp, Inc., 144A, 10.0%, 6/1/2020		3,715,000	3,677,850
Momentive Performance Materials, Inc., 9.5%, 1/15/2021	EUR	2,965,000	2,626,544
Novelis, Inc.:
8.375%, 12/15/2017		6,785,000	7,259,950
8.75%, 12/15/2020		5,100,000	5,495,250
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	985,000	1,318,191
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		4,200,000	4,410,000
Polymer Group, Inc., 7.75%, 2/1/2019		2,335,000	2,466,344
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		5,165,000	5,397,425
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		2,120,000	2,141,200
Sealed Air Corp.:
144A, 8.125%, 9/15/2019 (b)		1,315,000	1,466,225
144A, 8.375%, 9/15/2021		1,315,000	1,485,950
United States Steel Corp., 7.375%, 4/1/2020 (b)		3,860,000	3,724,900
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		7,215,000	7,503,600
Wolverine Tube, Inc., 6.0%, 6/28/2014		1,058,569	993,573

			160,921,925
Telecommunication Services 11.6%
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		9,845,000	10,238,800
8.375%, 10/15/2020 (b)		7,925,000	8,083,500
8.75%, 3/15/2018 (b)		3,155,000	3,036,688
CPI International, Inc., 8.0%, 2/15/2018		2,060,000	1,856,575
Cricket Communications, Inc.:
7.75%, 10/15/2020		13,770,000	13,150,350
10.0%, 7/15/2015		2,380,000	2,451,400
Digicel Group Ltd.:
144A, 9.125%, 1/15/2015		1,805,000	1,823,050
144A, 10.5%, 4/15/2018		4,005,000	4,185,225
Digicel Ltd.:
144A, 7.0%, 2/15/2020		800,000	774,000
144A, 8.25%, 9/1/2017		12,540,000	12,759,450
ERC Ireland Preferred Equity Ltd., 144A, 7.69% **, 2/15/2017 (PIK) *	EUR	4,552,995	1,729
Frontier Communications Corp.:
7.875%, 4/15/2015 (b)		352,000	387,200
8.25%, 4/15/2017 (b)		3,170,000	3,407,750
8.5%, 4/15/2020 (b)		4,270,000	4,526,200
8.75%, 4/15/2022		7,110,000	7,465,500
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020 (b)		5,335,000	5,615,087
7.5%, 4/1/2021 (b)		7,045,000	7,450,087
8.5%, 11/1/2019 (b)		4,825,000	5,343,687
Intelsat Luxembourg SA:
11.25%, 2/4/2017		7,670,000	7,900,100
11.5%, 2/4/2017 (PIK)		13,210,312	13,639,647
144A, 11.5%, 2/4/2017 (PIK)		3,670,000	3,789,275
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		4,630,000	4,560,550
7.875%, 9/1/2018 (b)		3,260,000	3,382,250
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015 (b)		4,935,000	4,941,169
Pacnet Ltd., 144A, 9.25%, 11/9/2015		1,735,000	1,665,600
Sprint Nextel Corp.:
6.0%, 12/1/2016 (b)		13,490,000	12,916,675
8.375%, 8/15/2017 (b)		2,810,000	2,880,250
144A, 9.125%, 3/1/2017 (b)		2,880,000	3,024,000
Syniverse Holdings, Inc., 9.125%, 1/15/2019		1,015,000	1,101,275
Telesat Canada, 144A, 6.0%, 5/15/2017		2,420,000	2,462,350
West Corp.:
7.875%, 1/15/2019		1,194,000	1,247,730
8.625%, 10/1/2018		565,000	598,900
Windstream Corp.:
7.0%, 3/15/2019 (b)		3,405,000	3,490,125
7.5%, 6/1/2022		15,500,000	15,965,000
7.5%, 4/1/2023		3,005,000	3,080,125
7.75%, 10/15/2020 (b)		1,400,000	1,484,000
7.875%, 11/1/2017		3,775,000	4,114,750
8.125%, 9/1/2018		1,730,000	1,859,750
Zayo Group LLC, 144A, 8.125%, 1/1/2020		920,000	961,400

			187,621,199
Utilities 2.4%
AES Corp.:
8.0%, 10/15/2017		2,680,000	3,048,500
8.0%, 6/1/2020		4,120,000	4,727,700
Calpine Corp.:
144A, 7.5%, 2/15/2021 (b)		3,725,000	4,023,000
144A, 7.875%, 7/31/2020 (b)		2,610,000	2,877,525
Edison Mission Energy, 7.0%, 5/15/2017		12,455,000	6,974,800
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 (b)		9,315,000	4,447,912
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		1,115,000	1,212,563
144A, 11.75%, 3/1/2022 (b)		2,710,000	2,770,975
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		2,675,000	2,905,719
NRG Energy, Inc.:
7.625%, 1/15/2018		1,660,000	1,718,100
8.25%, 9/1/2020 (b)		540,000	558,900
Texas Competitive Electric Holdings Co., LLC:
Series A, 10.25%, 11/1/2015		2,295,000	590,963
144A, 11.5%, 10/1/2020		2,995,000	2,044,087

			37,900,744

Total Corporate Bonds (Cost $1,408,810,895)			1,421,763,241
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Note, 0.375%, 10/31/2012 (Cost $2,004,147)		2,000,000	2,001,484
Loan Participations and Assignments 0.9%
Senior Loans ** 0.7%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		3,500,000	0
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015 *		692,150	321,849
Caesars Entertainment Operating Co., Term Loan B6, 5.495%, 1/26/2018		1,854,000	1,655,854
Chesapeake Energy Corp., Term Loan, 8.5%, 12/1/2017		3,775,000	3,748,632
Clear Channel Communication, Inc., Term Loan B, 3.895%, 1/28/2016		1,958,568	1,569,713
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 *		4,948,125	3,296,713

			10,592,761
Sovereign Loan 0.2%
Vimpel Communications, 144A, 6.493%, 2/2/2016		4,130,000	4,107,285

Total Loan Participations and Assignments (Cost $20,169,728)			14,700,046
Convertible Bonds 0.4%
Consumer Discretionary
Group 1 Automotive, Inc., 3.0%, 3/15/2020 (b)		3,020,000	4,160,050
MGM Resorts International, 4.25%, 4/15/2015		405,000	410,569
Sonic Automotive, Inc., 5.0%, 10/1/2029		1,180,000	1,536,950

Total Convertible Bonds (Cost $4,607,950)			6,107,569
Preferred Securities 0.4%
Materials 0.4%
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,569,299)		6,975,000	5,719,500

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC *(d) (Cost $221,000)	221	213,835

	Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	124,104	0
Postmedia Network Canada Corp.*	71,838	55,743
Trump Entertainment Resorts, Inc.*	366	0
Vertis Holdings, Inc.*	4,521	46

		55,789
Industrials 0.0%
Congoleum Corp.*	135,300	0
Quad Graphics, Inc.	381	5,479

		5,479
Materials 0.1%
GEO Specialty Chemicals, Inc.*	136,705	0
GEO Specialty Chemicals, Inc. 144A*	12,448	0
Wolverine Tube, Inc.*	46,935	1,149,438

		1,149,438

Total Common Stocks (Cost $3,665,411)		1,210,706
Preferred Stock 0.2%
Financials
Ally Financial, Inc., 144A, 7.0% (Cost $4,098,263)	4,540	4,044,715
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	7,982	1,357
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	6,700	53,574

Total Warrants (Cost $1,482,531)		54,931
Securities Lending Collateral 16.4%
Daily Assets Fund Institutional, 0.24% (e) (f) (Cost $265,277,591)	265,277,591	265,277,591
Cash Equivalents 8.1%
Central Cash Management Fund, 0.14% (e) (Cost $130,143,040)	130,143,040	130,143,040

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,845,049,855) †	114.8	1,851,236,658
Other Assets and Liabilities, Net	(14.8)	(239,082,058)

Net Assets	100.0	1,612,154,600

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	3,500,000	USD	3,508,969	0
Buffets, Inc. *	LIBOR plus 9.25%	4/22/2015	692,150	USD	665,229	321,849
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	4,552,995	EUR	6,197,952	1,729
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	3,640,000	USD	3,678,588	2,275
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	2,522,281	EUR	715,282	1,915
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	4,948,125	USD	4,945,032	3,296,713
					19,711,052	3,624,481

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2012.

†
The cost for federal income tax purposes was $1,858,812,645.  At June 30, 2012, net unrealized depreciation for all securities based on tax cost was $7,575,987.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $53,256,762 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $60,832,749.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2012 amounted to $256,044,884, which is 15.9% of net assets.
(c)	When-issued security.
(d)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC	June 2010	221,000	213,835	0.01

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

At June 30, 2012, open credit default swap contracts purchased were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/20/2012 6/20/2017	14,850,000	1	5.0%	Markit Dow Jones CDX North America High Yield Index	(566,156)	(566,156)	0

At June 30, 2012, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2013	3,025,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	153,955	37,078	116,877
6/21/2010 9/20/2013	9,610,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	489,093	(295,381)	784,474
6/21/2010 9/20/2015	4,270,0004	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	384,525	(76,117)	460,642
6/21/2010 9/20/2015	1,500,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	135,080	(142,500)	277,580
6/21/2010 9/20/2015	2,430,0005	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	218,828	(210,900)	429,728
6/21/2010 9/20/2015	900,0003	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	81,048	(62,061)	143,109
6/20/2011 9/20/2015	7,000,0003	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	335,213	287,254	47,959
12/20/2010 3/20/2016	5,000,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	458,784	372,871	85,913
12/20/2010 3/20/2016	10,000,0003	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	388,632	413,796	(25,164)
3/21/2011 6/20/2016	5,530,0001	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	190,852	164,406	26,446
3/21/2011 6/20/2016	8,915,0006	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BB+	960,644	848,857	111,787
6/20/2011 9/20/2016	3,670,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	(259,587)	115,509	(375,096)
9/20/2011 12/20/2016	2,400,0006	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BB+	226,895	96,223	130,672
9/20/2011 12/20/2016	2,300,0006	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	(182,956)	(40,170)	(142,786)
9/20/2011 12/20/2016	1,535,0003	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, B	(122,104)	(26,809)	(95,295)
12/20/2011 3/20/2017	3,450,0005	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	224,207	137,294	86,913
Total net unrealized appreciation					2,063,759

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Citigroup, Inc.
3	The Goldman Sachs & Co.
4	Bank of America
5	Credit Suisse
6	Barclays Bank PLC

At June 30, 2012, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	47,629,600	USD	60,065,975	8/2/2012	(225,376)	Citigroup, Inc.
EUR	138,700	USD	172,598	8/2/2012	(2,974)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(228,350)

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$1,406,960,265	$14,802,976	$1,421,763,241
Government & Agency Obligation	—	2,001,484	—	2,001,484
Loan Participations and Assignments	—	14,700,046	0	14,700,046
Convertible Bonds	—	6,107,569	—	6,107,569
Preferred Security	—	5,719,500	—	5,719,500
Other Investments	—	—	213,835	213,835
Common Stocks(i)	61,222	—	1,149,484	1,210,706
Preferred Stock	—	4,044,715	—	4,044,715
Warrants(i)	—	—	54,931	54,931
Short-Term Investments(i)	395,420,631	—	—	395,420,631
Derivatives(j)	—	1,425,418	—	1,425,418
Total	$395,481,853	$1,440,958,997	$16,221,226	$1,852,662,076
Liabilities
Derivatives(j)	$—	$(866,691)	$—	$(866,691)
Total	$—	$(866,691)	$—	$(866,691)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended June 30, 2012.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participations and Assignments	Other Investments	Common Stocks	Warrants	Total
Balance as of September 30, 2012	$14,352,822	$0	$221,000	$213,656	$46,220	$14,833,698
Realized gain (loss)	(5,965,507)	—	—	1,196,345	—	(4,769,162)
Change in unrealized appreciation (depreciation)	6,177,326	0	(7,165)	(215,008)	8,711	5,963,864
Amortization premium/discount	108,623	—	—	—	—	108,623
Purchases	1,268,993	—	—	1,173,371	—	2,442,364
(Sales)	(1,139,281)	—	—	(1,218,880)	—	(2,358,161)
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of June 30, 2012	$14,802,976	$0	$213,835	$1,149,484	$54,931	$16,221,226
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2012	$801,959	$0	$(7,165)	$(237,523)	$8,711	$565,982

Transfers between price levels are recognized at the beginning of the reporting period.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 6/30/12	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Other Investments
Consumer Discretionary	$213,835	Book Value	Book Value of Equity	$967.58 per share
			Discount for Lack of Marketability	10%
Common Stocks
Consumer Discretionary	$46	Market Approach	EV/EBITDA Multiple	3.5-5.5
			Discount for Lack of Marketability	10%-20%
Industrials	$0	Book Value	Book Value of Equity	0
Materials	$1,149,438	Market Approach	EV/EBITDA Multiple	7.5
			Discount for Lack of Marketability	25%
	0	Book Value	Book Value of Equity	0
Warrants
Consumer Discretionary	$1,357	Broker Quote	Discount for Lack of Marketability	20%
Materials	$53,574	Black Scholes Option Pricing Model	Implied Volatility	34%
			Discount for Lack of Marketability	20%
Loan Participations & Assignments
Senior Loans	$0	Last Pricing Vendor Quote	Bid/Ask Spread	0
Corporate Bond
Materials	$993,573	Discounted Cash Flow Methodology	Discount Rate	15%
			Discount for Lack of Marketability	10%
	$13,809,403	Discounted Cash Flow Methodology	Discount Rate	10.6%
			Discount for Lack of Marketability	10%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include book value of equity with a discount for lack of marketability and enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the discounted cash flow methodology.  A significant change in the discount rate could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.  Generally, there is an inverse relationship between the discount rate and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2012 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$2,063,759	$—
Foreign Exchange Contracts	$—	$(228,350)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 15, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 15, 2012